DESCRIPTION OF PLAN	12 Months Ended
Dec. 31, 2025
EBP 015
EBP, Description of Plan [Line Items]
DESCRIPTION OF PLAN	DESCRIPTION OF PLAN
The following description of the Union Pacific Agreement Employee 401(k) Retirement Thrift Plan (the “Plan”) is provided for general information only. Participants should refer to the Plan document for more complete information.

General — The Plan is a defined contribution plan covering employees of the Union Pacific Railroad Company (a subsidiary of Union Pacific Corporation) and its railroad affiliates (the “Company”) who are represented for the purposes of collective bargaining by a rail union to which eligibility to participate in the Plan has been extended. The Plan covers employees who have completed one year of service or were employees as of the effective date of the Plan, July 1, 1990. Vanguard Fiduciary Trust Company (“VFTC”) serves as the trustee of the Plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).

Plan Administration — The Plan is administered by the Named Fiduciary - Plan Administration. The Senior Vice President and Chief Human Resource Officer of Union Pacific Railroad Company currently serves in this role.

Contributions — Each year, participants may contribute 1% to 75% of their eligible compensation on a salary deferral basis. A participant may designate all or a portion of his/her pre-tax contribution as a Roth contribution. Participants may also contribute 1% to 75% of their eligible compensation on an after-tax basis. Combined after-tax, Roth, and pre-tax contributions may not exceed 75% of eligible compensation. Participants who will attain age 50 before the end of the Plan year are eligible to make catch-up contributions. The Company contributes to the Plan on behalf of each participant who contributes to the Plan and is represented by a rail union that negotiated a matching contribution with the Company. For the participants eligible for a Company match, the Company’s matching contribution is an amount equal to 50% of the participant’s combined pre-tax, designated Roth, and after-tax contributions that are not in excess of 6% of the participant’s eligible compensation for the payroll period. All contributions to the Plan are subject to applicable limitations specified in the Internal Revenue Code of 1986, as amended (the "Code").

Participant Loans — The Plan does not offer a participant loan feature.

Participant Accounts — An individual account is maintained for each Plan participant. Participants may direct the investment of their account into various investment options offered by the Plan. For all contribution types, participants have the option to direct their investment allocation at their discretion, except that a participant may not direct more than 20% of contributions into the Union Pacific common stock fund, a separately managed account mainly composed of Union Pacific Corporation (the “Corporation”) common stock. Contributions and earnings may be redirected or transferred to other investments at the direction of the participant, except that a participant may not elect to transfer amounts into the Union Pacific common stock fund if such transfer would result in more than 20% of the participant’s account to be invested in such fund. Alternatively, a participant may elect to participate in the Vanguard advisers managed account program (“Managed Account Program”). The Managed Account Program is a program in which certain participants may delegate ongoing, discretionary investment management decisions with respect to their account to Vanguard Advisers, Inc. Each participant’s account is credited with the participant’s contributions, employer-matching contributions (if applicable), and an allocation of the Plan’s earnings (losses) based on the investment options selected and their performance. The allocations are based on each participant’s account balance by investment option. If a participant does not provide investment directions (or has not elected to participate in the Managed Account Program) with respect to an amount credited to their account, such amount is invested in a default investment option designated under the Plan. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

The Union Pacific common stock fund is an employee stock ownership plan and designated as the Union Pacific ESOP common stock fund (“ESOP”). With respect to common stock dividends paid to the ESOP and credited to a participant’s Plan account, the participant may elect either to receive an immediate distribution of the dividend or reinvest the dividend in the Union Pacific common stock fund. Absent an affirmative election, a participant is deemed to have elected dividend reinvestment. A participant’s election (or deemed election) is evergreen until affirmatively changed by the participant.

Vesting — Participants at all times have a 100% vested interest in their accounts.
Distributions to Participants — Following a participant’s separation from service, a distribution of benefits will be made upon request in a single sum payment. The portion of a participant’s account invested in the Union Pacific common stock fund, if any, is distributed in cash unless shares of stock are elected at the time of distribution (“in-kind distribution”). In-kind distributions are single sum and any fractional shares are distributed in cash. A participant who separated from service must receive (or begin receiving) distribution of his or her account no later than the participant’s required beginning date, as defined in the Plan. If distribution is deferred until the participant’s required beginning date, the participant's account will be distributed as either a single sum or in the form of monthly, quarterly, semi-annual, or annual installments, as elected by the participant. If the participant remains employed with the Company after attaining age 70 ½ (or, if the participant’s date of birth is after June 30, 1949, the age determined under Section 401(a)(9) of the Code, based on the participant's date of birth), the participant must either take a single sum distribution or begin installment payments of his/her account no later than April 1st of the year following the year in which the participant separated from service. If the participant dies prior to receiving distribution of his or her entire account, the remaining account balance is distributed to the participant's beneficiary in accordance with the terms of the Plan.

In-service withdrawals, including withdrawals of rollover contributions or after-tax contributions, qualified birth or adoption distributions, hardship withdrawals, and withdrawals on and after age 59 ½, may be made by a participant from his or her account in accordance with the Plan’s provisions.

Subsequent Events Evaluation — We evaluated the effects of all subsequent events through June 26, 2026, the financial statement issuance date.
On May 14, 2026, the Company’s and Union Pacific Fruit Express Company’s respective Boards of Directors approved a proposed merger of the Union Pacific Fruit Express Company Agreement Employee 401(k) Retirement Thrift Plan into the Plan. The merger is expected to be effective on or about October 1, 2026. Benefits will not change as a part of the plan merger action for participants in either plan.